Segment Information - Sales Revenue and Carrying Amounts of Non-current Assets Other Than Financial Instruments and Deferred Tax Assets Based on Location (Detail) - JPY (¥) ¥ in Millions	12 Months Ended
	Mar. 31, 2020	Mar. 31, 2019	Mar. 31, 2018
Disclosure of geographical areas [line items]
Sales revenue	¥ 14,931,009	¥ 15,888,617	¥ 15,361,146
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	8,584,666	8,337,705	8,061,102
External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	14,931,009	15,888,617	15,361,146
Japan [member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	3,003,416	2,695,603	2,580,515
Japan [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	2,307,523	2,394,584	2,240,033
United States [member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	4,007,268	3,956,228	3,784,531
United States [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	7,091,136	7,480,382	7,028,633
Other [member]
Disclosure of geographical areas [line items]
Non-current assets other than financial instruments, deferred tax assets and net defined benefit assets	1,573,982	1,685,874	1,696,056
Other [member] | External customers [member]
Disclosure of geographical areas [line items]
Sales revenue	¥ 5,532,350	¥ 6,013,651	¥ 6,092,480